Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of segment reporting [Line Items]
Segment revenue	₨ 22,952,067	$ 304,461	₨ 21,546,885	₨ 20,685,613
Allocated segment expenses	(17,618,165)		(17,406,595)	(16,681,054)
Segment operating income / (loss)	5,333,902		4,140,290	4,004,559
Unallocated expenses:
Selling, general and administrative expenses	(1,260,308)		(1,070,249)	(1,148,710)
Depreciation and amortization	(2,290,777)	(30,387)	(1,533,912)	(1,754,537)
Other income / (expense), net	97,155	1,289	217,216	189,738
Finance income	193,877	2,572	46,314	129,325
Finance expenses	(1,054,133)	(13,983)	(728,344)	(496,780)
Profit before income taxes	1,019,716	13,527	1,071,315	923,595
Income tax (expense) / benefit	(314,339)	(4,170)	(2,612)	(194)
Profit / (loss) for the year	705,377	$ 9,357	1,068,703	923,401
Telecom services [member]
Disclosure of segment reporting [Line Items]
Segment revenue	12,676,990		11,601,041	9,981,730
Allocated segment expenses	(9,493,900)		(8,991,908)	(7,653,359)
Segment operating income / (loss)	3,183,090		2,609,133	2,328,371
Data center services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,823,690		3,144,900	2,434,561
Allocated segment expenses	(2,076,043)		(2,015,123)	(1,753,440)
Segment operating income / (loss)	1,747,647		1,129,777	681,121
Cloud and managed services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,594,335		1,474,099	956,672
Allocated segment expenses	(1,550,412)		(1,227,540)	(1,052,720)
Segment operating income / (loss)	43,923		246,559	(96,048)
Technology integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,037,861		3,486,942	3,444,642
Allocated segment expenses	(2,854,222)		(3,241,351)	(2,933,507)
Segment operating income / (loss)	183,639		245,591	511,135
Applications integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,819,191		1,839,903	3,868,008
Allocated segment expenses	(1,643,588)		(1,930,673)	(3,288,028)
Segment operating income / (loss)	175,603		(90,770)	579,980
Total Segments [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	10,275,077		9,945,844	10,703,883
Allocated segment expenses	(8,124,265)		(8,414,687)	(9,027,695)
Segment operating income / (loss)	₨ 2,150,812		₨ 1,531,157	₨ 1,676,188